Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Loans secured on residential properties	£ 188,282	£ 178,039
Corporate loans	19,057	19,282
Finance leases	4,645	3,916
Other unsecured loans	7,742	9,405
Accrued interest and other adjustments	904	656
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,165	3,080
Loans and advances to customers	224,795	214,378
Credit impairment loss allowances on loans and advances to customers	(933)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	£ 223,840	£ 213,525